SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - Fair Value Inputs Level2 [Member] - Senior credit facility $ in Millions	Dec. 31, 2013 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior credit facility	$ 104.0
Carrying Reported Amount Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior credit facility	$ 103.0